Share Capital	12 Months Ended
Mar. 31, 2024
Share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Accounting Policy

Share Purchase Warrants

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of common shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in other (losses) gains on the statement of comprehensive income. The fair value of foreign currency share purchase warrants is determined using the quoted market price on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated to equity and classified as equity financing transaction costs.

(a)    Authorized

The authorized share capital of the Company is comprised of the following:

i.Unlimited number of common voting shares without par value.

Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

ii.Unlimited number of Class “A” Shares each with a par value of $1.00. As at March 31, 2024, no Class “A” Shares were issued and outstanding.

Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

iii.Unlimited number of Class “B” Shares each with a par value of $5.00. As at March 31, 2024, no Class “B” Shares were issued and outstanding.

Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

(b)     Shares Issued and Outstanding

As described under Note 2(a), on February 20, 2024, the Company completed a one-for-ten (1:10) reverse share split of all of its issued and outstanding common shares. Shares reserved under the Company’s equity, warrants, and incentive plans were adjusted to reflect the Share Consolidation. All current and prior period share and per share data presented below has been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

As at March 31, 2024, 54,545,797 Common Shares (March 31, 2023 – 34,526,9311) were issued and fully paid.

(i)    Shares for business combinations
During the year ended March 31, 2024, the Company issued 6,948,994 Common Shares with a fair value of $32.9 million, in connection with the acquisition of Industries Pty Ltd (“MedReleaf Australia”)

During the year ended March 31, 2024, at the Company’s election paid an earn out in connection with the business acquisition of Thrive in the amount of $0.4 million with the issuance of 57,008[1] Common Shares.

1 As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
(ii) Shares issued to repurchase convertible debentures
During the year ended March 31, 2024, the Company issued 7,259,329(1) (nine months ended March 31, 2023 – nil) Common Shares with a fair value of $54.7 million (nine months ended March 31, 2023 – nil) in connection with convertible debenture repurchases (Note 15).

(iii)    Shares issued for equity financing
On October 3, 2023, the Company closed a bought deal offering of 5,318,750[1] Common Shares of the Company at $7.30[1] per Common Share for gross proceeds of approximately $38.8 million. Transactions costs were approximately $2.2 million resulting in net proceeds of $36.6 million.

The Company issued the following Common Shares in the periods indicated:

			U.S.$ equivalence
	Year ended March 31, 2024	Nine months ended March 31, 2023	Year ended March 31, 2024	Nine months ended March 31, 2023

Gross proceeds	$2,271	$75,568	$1,686	$55,381
Commission	$45	$1,422	$34	$1,107
Net proceeds	$2,226	$74,146	$1,652	$54,274
Average gross price(1)	$8.80	$16.96	$6.53	$12.43
Number of shares issued(1)	258,035	4,455,125
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
(iv)    Share issued under RSU, PSU and DSU plans

During the year ended March 31, 2024, the Company issued 176,725(1) (nine months ended March 31, 2023 – 33,082(1)) Common Shares with a fair value of $5.6 million (nine months ended March 31, 2023 – $4.7 million) related to the exercise of RSUs, PSUs, and DSUs connected to the Company’s share-based compensation program (Note 19).

(c)     Share Purchase Warrants

A summary of warrants outstanding is as follows:

	Warrants(1)	Weighted average exercise price(1)
	#	$
Balance, March 31, 2023	8,912,479	70.90
Expired	(1,838,131)	1,124.60
Balance, March 31, 2024	7,074,348	432.39
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

On June 1, 2022, the Company completed an offering of 7,040,875(1) units of the Company (“June 2022 Offering”) for gross proceeds of approximately $21.8 million (U.S.$17.3 million). The Company paid commissions and issuance costs of $9.9 million for net proceeds of $11.9 million. Each unit consists of one Common Share and one common share purchase warrant (“June 2022 Offering Warrant”) of the Company. Each June 2022 Offering Warrant entitles the holder to purchase one Common Share of the Company at a price of U.S.$32.00 per share until November 30, 2025 (Note 18(c).

The June 2022 Offering warrants were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The June 2022 Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other gains (losses) (Note 21) on the consolidated statements of loss and comprehensive loss. Of the $11.9 million total net proceeds received, $35.6 million was allocated to the warrant derivative liabilities and $172.7 million was allocated to share capital.

The November 2020 and January 2021 Offering Warrants, which are denominated in U.S. Dollars, were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other (losses) gains (Note 21) on the consolidated statements of loss and comprehensive loss. Of the $381.2 million total net proceeds received, $74.0 million was allocated to the warrant derivative liabilities and $381.2 million was allocated to share capital.
The following summarizes the warrant derivative liabilities:

					U.S.$ equivalent
	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total
	$	$		$	$	$		$
Balance, June 30, 2022	4,014	1,531	31,752	37,297	3,113	1,188	24,644	28,945
Unrealized gains on derivative liability	(3,939)	(1,486)	(22,238)	(27,663)	(3,059)	(1,155)	(17,603)	(21,817)
Balance, March 31, 2023	75	45	9,514	9,634	54	33	7,041	7,128
Unrealized gains on derivative liability	(75)	(45)	(9,038)	(9,158)	(54)	(33)	(6,688)	(6,775)
Balance, March 31, 2024	—	—	476	476	—	—	353	353

The following table summarizes the warrants that remain outstanding as at March 31, 2024:

Exercise Price ($)(1)	Expiry Date	Warrants (#)(1)
111.06 - 433.22	April 1, 2024 - November 30, 2025	7,072,977
1,160.89	August 22, 2024	1,371
		7,074,348